Right of Use Asset and Operating Lease Liability - Schedule of future minimum lease payments (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Mar. 31, 2025
Leases [Abstract]
2026	$ 3,100	$ 2,900
2027	1,704	2,014
2028	1,095	981
2029	11	251
Total undiscounted lease liabilities	5,910	6,146
Interest on lease liabilities	(363)	(406)
Total present value of minimum lease payments	5,547	5,740
Lease liability – current portion	2,863	2,645
Lease liability	$ 2,684	$ 3,095